Accounts Payable And Accrued Liabilities (Schedule Of Accounts Payable And Accrued Liabilities) (Details) - CAD ($) $ in Millions	Aug. 31, 2018	Aug. 31, 2017
Accounts Payable And Accrued Liabilities [Abstract]
Trade	$ 98	$ 73
Program rights	8	12
Accrued liabilities	496	436
Accrued network fees	125	134
Interest and dividends	227	224
Related parties [note 28]	17	34
Accounts payable and accrued liabilities	$ 971	$ 913